Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum estimated service period for players	6 months
Government subsidies	$ 44	$ 0	$ 49
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Basic loss per share	$ 0.25	$ 0.31	$ 0.12
Diluted loss per share	$ 0.25	$ 0.31	$ 0.12
Selling and Marketing Expenses
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Advertising expenses	$ 200	$ 200	$ 300
Minimum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Maximum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	3 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	2 years
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow accounts	$ 313	$ 306